Variable Interest Entities - Operating Performance (Details) - USD ($) $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Variable Interest Entity
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Predecessor	Successor
Revenue	$ 58,762		$ 578,602	$ 1,049,471
Expenses	117,650		707,660	2,610,384
Net loss	(57,938)		(146,400)	(1,561,557)
VIE
Variable Interest Entity
Revenue	844		7,580	55,237
Expenses	1,203		12,293	69,638
Net loss	$ (359)		$ (4,713)	$ (14,401)